Intangible Assets - Summary of Intangible Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	$ 1,018,878	$ 1,221,299
Intangible assets, Ending balance	1,042,880	1,018,878
Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	1,266,863	1,358,733
Additions	141,849	55,712
Effect of movements in exchange rates	17,571	(147,582)
Intangible assets, Ending balance	1,426,283	1,266,863
Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	(247,985)	(137,434)
Amortization for the year	136,489	135,045
Effect of movements in exchange rates	(1,071)	(24,494)
Intangible assets, Ending balance	(383,403)	(247,985)
Development Costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	971,739	1,199,727
Intangible assets, Ending balance	882,026	971,739
Development Costs | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	1,210,873	1,333,030
Additions	18,186	19,960
Effect of movements in exchange rates	20,797	(142,117)
Intangible assets, Ending balance	1,249,856	1,210,873
Development Costs | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	(239,134)	(133,303)
Amortization for the year	129,668	129,473
Effect of movements in exchange rates	(972)	(23,642)
Intangible assets, Ending balance	(367,830)	(239,134)
Patents and trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	46,271	21,572
Intangible assets, Ending balance	47,144	46,271
Patents and trademarks | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	55,118	25,703
Additions	5,712	34,811
Effect of movements in exchange rates	1,221	(5,396)
Intangible assets, Ending balance	62,051	55,118
Patents and trademarks | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	(8,847)	(4,131)
Amortization for the year	6,144	5,568
Effect of movements in exchange rates	(84)	(852)
Intangible assets, Ending balance	(14,907)	(8,847)
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	868
Intangible assets, Ending balance	113,710	868
Software | Gross Carrying Amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	872
Additions	117,951	941
Effect of movements in exchange rates	(4,447)	(69)
Intangible assets, Ending balance	114,376	872
Software | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning balance	(4)
Amortization for the year	677	4
Effect of movements in exchange rates	(15)
Intangible assets, Ending balance	$ (666)	$ (4)